Document and Entity Information	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2025
Entity Registrant Name	Repare Therapeutics Inc.
Entity Incorporation State Country Code	A8
Entity File Number	001-39335
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	7171 Frederick-Banting, Building 2
Entity Address Address Line 2	Suite 270
Entity Address City Or Town	St-Laurent
Entity Address State Or Province	QC
Entity Address Country	CA
Entity Address Postal Zip Code	H4S 1Z9
City Area Code	857
Local Phone Number	412-7018
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value
Trading Symbol	RPTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Repare Therapeutics Inc. (the “Company”) is filing this current report on Form 8-K/A (this “Amendment No. 1”) in order to amend the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on March 31, 2025 (the “Original Report”). This Amendment No. 1 provides a description of the employment agreement entered into between the Company and Sandra Alves, the Company’s Senior Vice President, Chief Accounting Officer and principal accounting officer, that was omitted from the Original Report pursuant to Instruction 2 to Item 5.02 of Form 8-K. Except as set forth herein, this Amendment No. 1 does not amend, modify or update the disclosure contained in the Original Report.
Entity Central Index Key	0001808158